Other Current Assets	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Other Current Assets

Note 4. Other Current Assets

Other current assets totaled $2,102,377 as of September 30, 2023 and $671,933 as of December 31, 2022. As of September 30, 2023, $1,471,492 of the balance was related to prepaid inventory to the Company’s suppliers. The remainder of the balance was related to prepaid insurance and other prepaid expenses.

Note 4. Other Current Assets

Other current assets totaled $671,933 and $3,702,661 for the years ended December 31, 2022 and 2021, respectively. As of December 31, 2022, approximately $441,000 of the balance was related to prepaid inventory to the Company’s suppliers. The remainder of the balance was related to prepaid insurance and other prepaid expenses.